DEBT	12 Months Ended
Dec. 31, 2022
Debt Disclosure [Abstract]
DEBT	DEBT

	At December 31, 2022			At December 31, 2021
	Current	Non-Current	Fair Value (1)	Current	Non-Current	Fair Value (1)
$1,000 3.70% Senior Notes due March 2023	$—	$—	$—	$87	$—	$90
$700 2.80% Senior Notes due October 2029	—	692	603	—	689	726
$1,000 2.25% Senior Notes due October 2030	—	987	810	—	985	994
$1,000 2.60% Senior Notes due July 2032	—	991	811	—	990	1,003
$600 5.875% Senior Notes due April 2035	—	579	619	—	578	790
$1,100 6.25% Senior Notes due October 2039	—	860	933	—	860	1,237
$1,000 4.875% Senior Notes due March 2042	—	986	930	—	986	1,270
$450 5.45% Senior Notes due June 2044	—	481	430	—	482	602
Debt issuance costs on Corporate Revolving Credit Facilities	—	(5)	—	—	(5)	—
	$—	$5,571	$5,136	$87	$5,565	$6,712
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(1)The estimated fair value of these Senior Notes was determined by an independent third party pricing source and may or may not reflect the actual trading value of this debt.
All outstanding Senior Notes are unsecured and rank equally with one another.
Scheduled minimum debt repayments are as follows:

Year Ending December 31,
2023	$—
2024	—
2025	—
2026	—
2027	—
Thereafter	5,624
Total face value of debt	5,624
Unamortized premiums, discounts, and issuance costs	(53)
Debt	$5,571
Corporate Revolving Credit Facilities and Letters of Credit Facilities
In March 2021, the Company entered into an agreement to amend (the “Amendment”) certain terms of the existing $3,000 revolving credit agreement dated April 4, 2019 (the “Existing Credit Agreement”). The Existing Credit Agreement was entered into with a syndicate of financial institutions and provided for borrowings in U.S. dollars and contained a letter of credit sub-facility. Per the Amendment, the expiration date of the credit facility was extended from April 4, 2024 to March 30, 2026 and the interest rate on the credit facility was amended to include a margin adjustment based on the Company’s environment, social and governance (“ESG”) scores. The maximum adjustment resulting from the ESG scores is plus or minus 0.05%. Facility fees vary based on the credit ratings of the Company’s senior, uncollateralized, non-current debt. Debt covenants under the amendment are substantially the same as the Existing Credit Agreement. At December 31, 2022, the Company had no borrowings outstanding under the facility. There were no amounts outstanding on the letters of credit sub-facility at December 31, 2022 and 2021, respectively.
At December 31, 2022 and 2021 the Company had letters of credit outstanding in the amounts of $995 and $1,044, respectively, of which $848 and $886 represented guarantees for reclamation obligations, respectively. None of these letters of credit have been drawn on for reclamation obligations as of December 31, 2022 and 2021.
2021 Senior Notes
In April 2021, the Company fully redeemed all of its 3.625% senior notes, with an original maturity date of June 9, 2021, for a redemption price of $557. The redemption price equaled the principal amount of the outstanding senior notes of $550 plus accrued and unpaid interest in accordance with the terms. Interest on the senior notes ceased to accrue on the date of redemption.
2022 Senior Notes
In 2020, the Company purchased approximately $500 of its 2022 Senior Notes through debt tender offers. In December 2021, the Company fully redeemed all of the outstanding 2022 Senior Notes. The redemption price of $496 equaled the principal amount of the outstanding 2022 Senior Notes of $492 plus accrued and unpaid interest in accordance with the terms of the 2022 Notes.
2023 Senior Notes
At January 1, 2020, the Company held the 2023 Newmont Senior Notes and 2023 Goldcorp Senior Notes, due on March 15, 2023 and bearing an annual interest rate of 3.70%, comprised of principal amounts of $810 and $190, respectively.
In 2020, the Company purchased approximately $487 and $99 of its 2023 Newmont Senior Notes and 2023 Goldcorp Senior Notes, respectively, through debt tender offers.
In December 2021, the Company purchased approximately $89 and $4 of its 2023 Newmont Senior Notes and 2023 Goldcorp Senior Notes, respectively, through debt tender offers. The tender offers were completed with the proceeds from the issuance of the 2032 Senior Notes. See below for additional information on the 2032 Senior Notes. In December 2021, subsequent to the debt tender offer, the Company extinguished the outstanding 2023 Newmont Senior Notes by way of defeasance with funds in trust, which were subsequently used by the trust for full redemption in January 2022. The redemption price of $246 equaled the principal amount of the outstanding 2023 Newmont Senior Notes of $234 plus accrued and unpaid interest and future coupon payments in accordance with the terms of the 2023 Newmont Senior Notes.
In January 2022, the Company fully redeemed all of the outstanding 2023 Goldcorp Senior Notes. The redemption price of $90 equaled the principal amount of the outstanding 2023 Goldcorp Senior Notes of $87 plus accrued and unpaid interest and future coupon payments in accordance with the terms of the 2023 Goldcorp Senior Notes.
2030 Senior Notes
In March 2020, the Company completed a public offering of $1,000 unsecured Senior Notes due October 1, 2030 (“2030 Senior Notes”). Net proceeds from the 2030 Senior Notes were $985. The 2030 Senior Notes pay interest semi-annually at a rate of 2.25% per annum. The proceeds from this issuance, supplemented with cash from the Company's balance sheet, were used to fund the debt tender offers of the 2023 Newmont Senior Notes and the 2023 Goldcorp Senior Notes in 2020.
2032 Senior Notes
In December 2021, the Company completed a public offering of $1,000 sustainability-linked, unsecured convertible Senior Notes due July 15, 2032 ("2032 Senior Notes") for net proceeds of approximately $992. Per the terms of the 2032 Senior Notes, the 2032 Senior Notes pay interest semi-annually at a rate of 2.60% per annum and are subject to an increase if the Company fails to reach stated targets by 2030. Beginning in 2031, the coupon of the 2032 Senior Notes is linked to the Company’s performance against the 2030 emissions reduction targets and the representation of women in senior leadership roles targets. The maximum adjustment resulting from the sustainability-linked objectives is 0.60%. The proceeds from this issuance were used to redeem the remaining balance of the 2023 Newmont Senior Notes and the 2023 Goldcorp Senior Notes in December 2021 and January 2022, respectively.
Debt Covenants
The Company’s senior notes and revolving credit facility contain various covenants and default provisions including payment defaults, limitation on liens, leases, sales and leaseback agreements and merger restrictions. Furthermore, the Company’s senior notes and corporate revolving credit facility contain covenants that include, limiting the sale of all or substantially all of the Company’s assets, certain change of control provisions and a negative pledge on certain assets.
The corporate revolving credit facility contains a financial ratio covenant requiring the Company to maintain a net debt (total debt net of cash and cash equivalents) to total capitalization ratio of less than or equal to 62.50% in addition to the covenants noted above.
At December 31, 2022 and 2021, the Company and its related entities were in compliance with all debt covenants and provisions related to potential defaults.